Distribution Date:	07/15/22	J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Determination Date:	07/11/22
Next Distribution Date:	08/17/22
Record Date:	06/30/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Torchlight Loan Services, LLC
Bond / Collateral Reconciliation - Balances	8		William Clarkson	(305) 209-9988	wclarkson@torchlightinvestors.com
Current Mortgage Loan and Property Stratification	9-13		701 Brickell Avenue, Suite 2200 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642CBD1	1.268200%	33,437,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642CBE9	2.871600%	106,744,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642CBG4	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46642CAA8	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46642CBH2	3.538200%	55,000,000.00	43,549,375.31	9,885,467.69	128,405.33	95,125.03	0.00	10,108,998.05	33,663,907.62	50.68%	30.00%
A-4A2	46642CAD2	3.538200%	55,000,000.00	43,549,375.31	9,885,467.69	128,405.33	95,125.03	0.00	10,108,998.05	33,663,907.62	50.68%	30.00%
A-5	46642CBJ8	3.804600%	161,532,000.00	161,532,000.00	0.00	512,137.21	0.00	0.00	512,137.21	161,532,000.00	50.68%	30.00%
A-SB	46642CBK5	3.461400%	55,809,000.00	20,728,855.71	931,272.65	59,792.38	8,330.37	0.00	999,395.40	19,797,583.06	50.68%	30.00%
A-S	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	0.00	125,726.67	0.00	0.00	125,726.67	37,315,000.00	43.28%	25.75%
B	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	0.00	253,478.24	0.00	0.00	253,478.24	69,143,000.00	29.56%	17.88%
C	46642CBQ2	4.559921%	35,121,000.00	35,121,000.00	0.00	133,457.48	0.00	0.00	133,457.48	35,121,000.00	22.60%	13.87%
D	46642CAK6	4.559921%	55,973,000.00	55,973,000.00	0.00	212,693.71	0.00	0.00	212,693.71	55,973,000.00	11.49%	7.50%
E	46642CAN0	3.500000%	12,072,000.00	12,072,000.00	0.00	18,445.65	0.00	0.00	18,445.65	12,072,000.00	9.10%	6.13%
F	46642CAR1	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	7.14%	5.00%
G	46642CAU4	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	5.18%	3.87%
NR	46642CAX8	3.500000%	34,022,421.00	26,121,377.85	0.00	0.00	0.00	0.00	0.00	26,121,377.85	0.00%	0.00%
R	46642CAZ3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642CBB5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			878,008,423.00	524,860,984.18	20,702,208.03	1,572,542.00	198,580.43	0.00	22,473,330.46	504,158,776.15

X-A	46642CBL3	0.825147%	651,921,000.00	306,674,606.34	0.00	210,876.34	190,911.11	0.00	401,787.45	285,972,398.30
X-B	46642CBM1	0.160721%	69,143,000.00	69,143,000.00	0.00	9,260.60	0.00	0.00	9,260.60	69,143,000.00
X-C	46642CAG5	1.059921%	65,850,421.00	57,949,377.85	0.00	51,184.79	0.00	0.00	51,184.79	57,949,377.85
Notional SubTotal			786,914,421.00	433,766,984.19	0.00	271,321.73	190,911.11	0.00	462,232.84	413,064,776.15

Deal Distribution Total					20,702,208.03	1,843,863.73	389,491.54	0.00	22,935,563.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642CBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642CBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642CBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46642CAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46642CBH2	791.80682382	179.73577618	2.33464236	0.00000000	0.00000000	1.72954600	0.00000000	183.79996455	612.07104764
A-4A2	46642CAD2	791.80682382	179.73577618	2.33464236	0.00000000	0.00000000	1.72954600	0.00000000	183.79996455	612.07104764
A-5	46642CBJ8	1,000.00000000	0.00000000	3.17050002	0.00000000	0.00000000	0.00000000	0.00000000	3.17050002	1,000.00000000
A-SB	46642CBK5	371.42496210	16.68678260	1.07137523	0.00000000	0.00000000	0.14926571	0.00000000	17.90742353	354.73817951
A-S	46642CBN9	1,000.00000000	0.00000000	3.36933324	0.00000000	0.00000000	0.00000000	0.00000000	3.36933324	1,000.00000000
B	46642CBP4	1,000.00000000	0.00000000	3.66600003	0.00000000	0.00000000	0.00000000	0.00000000	3.66600003	1,000.00000000
C	46642CBQ2	1,000.00000000	0.00000000	3.79993394	0.00000000	0.00000000	0.00000000	0.00000000	3.79993394	1,000.00000000
D	46642CAK6	1,000.00000000	0.00000000	3.79993408	0.00000000	0.00000000	0.00000000	0.00000000	3.79993408	1,000.00000000
E	46642CAN0	1,000.00000000	0.00000000	1.52796968	1.38869698	11.08348244	0.00000000	0.00000000	1.52796968	1,000.00000000
F	46642CAR1	1,000.00000000	0.00000000	0.00000000	2.91666633	50.65295910	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642CAU4	1,000.00000000	0.00000000	0.00000000	2.91666633	52.49999393	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46642CAX8	767.76952028	0.00000000	0.00000000	2.23932771	66.87310788	0.00000000	0.00000000	0.00000000	767.76952028
R	46642CAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642CBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642CBL3	470.41682403	0.00000000	0.32346916	0.00000000	0.00000000	0.29284393	0.00000000	0.61631310	438.66112351
X-B	46642CBM1	1,000.00000000	0.00000000	0.13393402	0.00000000	0.00000000	0.00000000	0.00000000	0.13393402	1,000.00000000
X-C	46642CAG5	880.01529785	0.00000000	0.77728873	0.00000000	0.00000000	0.00000000	0.00000000	0.77728873	880.01529785

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	06/01/22 - 06/30/22	30	0.00	128,405.33	0.00	128,405.33	0.00	0.00	0.00	128,405.33	0.00
A-4A2	06/01/22 - 06/30/22	30	0.00	128,405.33	0.00	128,405.33	0.00	0.00	0.00	128,405.33	0.00
A-5	06/01/22 - 06/30/22	30	0.00	512,137.21	0.00	512,137.21	0.00	0.00	0.00	512,137.21	0.00
A-SB	06/01/22 - 06/30/22	30	0.00	59,792.38	0.00	59,792.38	0.00	0.00	0.00	59,792.38	0.00
A-S	06/01/22 - 06/30/22	30	0.00	125,726.67	0.00	125,726.67	0.00	0.00	0.00	125,726.67	0.00
X-A	06/01/22 - 06/30/22	30	0.00	210,876.34	0.00	210,876.34	0.00	0.00	0.00	210,876.34	0.00
X-B	06/01/22 - 06/30/22	30	0.00	9,260.60	0.00	9,260.60	0.00	0.00	0.00	9,260.60	0.00
X-C	06/01/22 - 06/30/22	30	0.00	51,184.79	0.00	51,184.79	0.00	0.00	0.00	51,184.79	0.00
B	06/01/22 - 06/30/22	30	0.00	253,478.24	0.00	253,478.24	0.00	0.00	0.00	253,478.24	0.00
C	06/01/22 - 06/30/22	30	0.00	133,457.48	0.00	133,457.48	0.00	0.00	0.00	133,457.48	0.00
D	06/01/22 - 06/30/22	30	0.00	212,693.71	0.00	212,693.71	0.00	0.00	0.00	212,693.71	0.00
E	06/01/22 - 06/30/22	30	117,035.45	35,210.00	0.00	35,210.00	16,764.35	0.00	0.00	18,445.65	133,799.80
F	06/01/22 - 06/30/22	30	471,539.10	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	500,349.93
G	06/01/22 - 06/30/22	30	489,784.11	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	518,594.94
NR	06/01/22 - 06/30/22	30	2,198,997.68	76,187.35	0.00	76,187.35	76,187.35	0.00	0.00	0.00	2,275,185.03
Totals			3,277,356.34	1,994,437.09	0.00	1,994,437.09	150,573.36	0.00	0.00	1,843,863.73	3,427,929.70

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	0.00	125,726.67	0.00	0.00	125,726.67	37,315,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	0.00	253,478.24	0.00	0.00	253,478.24	69,143,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642CBQ2	4.559921%	35,121,000.00	35,121,000.00	0.00	133,457.48	0.00	0.00	133,457.48	35,121,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,579,000.03	141,579,000.00	0.00	512,662.39	0.00	0.00	512,662.39	141,579,000.00

Exchangeable Certificate Details
EC	46642CBR0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

		Additional Information

	Total Available Distribution Amount (1)	22,935,563.30
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	0
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,996,421.59	Master Servicing Fee	5,054.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,974.97
Interest Adjustments	0.00	Trustee Fee	248.51
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	217.99
ARD Interest	0.00	Senior Trust Advisor Fee	915.55
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,996,421.59	Total Fees	8,411.84

Principal		Expenses/Reimbursements
Scheduled Principal	1,023,117.11	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	135,165.24
Principal Prepayments	19,679,090.93	Special Servicing Fees (Monthly)	8,980.77
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	20,702,208.04	Total Expenses/Reimbursements	144,146.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	389,491.53	Interest Distribution	1,843,863.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	20,702,208.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	389,491.53
		Borrower Option Extension Fees	0.00
Total Other Collected	389,491.53	Total Payments to Certificateholders and Others	22,935,563.30
Total Funds Collected	23,088,121.16	Total Funds Distributed	23,088,121.15

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	523,169,544.96	523,169,544.96	Beginning Certificate Balance	524,860,984.18
(-) Scheduled Principal Collections	1,023,117.11	1,023,117.11	(-) Principal Distributions	20,702,208.03
(-) Unscheduled Principal Collections	19,679,090.93	19,679,090.93	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	502,467,336.92	502,467,336.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	526,901,007.64	526,901,007.64	Ending Certificate Balance	504,158,776.15
Ending Actual Collateral Balance	506,437,346.32	506,437,346.32

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,691,439.22
Beginning Cumulative Advances	0.00	1,691,439.23	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,691,439.23
Ending Cumulative Advances	0.00	1,691,439.23	Net WAC Rate	4.56%
			UC / (OC) Interest	6,427.36
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	42,635,887.28	8.49%	20	4.6777	NAP	Defeased	4	42,635,887.28	8.49%	20	4.6777	NAP
	9,999,999 or less	6	45,258,561.93	9.01%	34	4.7677	1.690291	1.35 or less	5	157,933,307.72	31.43%	12	4.5589	0.849660
10,000,000 to 19,999,999		3	35,653,736.49	7.10%	23	4.7214	1.525093	1.36 to 1.45	2	61,597,998.85	12.26%	21	4.8496	1.444002
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		6	231,227,929.66	46.02%	15	4.6531	1.451586	1.56 to 1.65	2	22,938,613.13	4.57%	23	4.7333	1.597316
	50,000,000 or greater	2	147,691,221.56	29.39%	21	4.3429	2.928611	1.66 to 1.80	2	66,462,773.26	13.23%	30	4.5229	1.698594
	Totals	21	502,467,336.92	100.00%	20	4.5792	1.909912	1.81 to 2.00	3	19,228,188.34	3.83%	22	4.8305	1.907316
								2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
								2.26 or greater	3	131,670,568.34	26.20%	21	4.4099	3.719188
								Totals	21	502,467,336.92	100.00%	20	4.5792	1.909912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	42,635,887.28	8.49%	20	4.6777	NAP
							Defeased	4	42,635,887.28	8.49%	20	4.6777	NAP
Arizona	1	2,163,553.38	0.43%	22	4.7935	3.951600
							Lodging	5	15,121,040.45	3.01%	23	4.8693	1.041938
California	9	208,068,525.99	41.41%	21	4.4609	2.609857
							Mixed Use	2	44,763,671.22	8.91%	23	4.6642	1.270797
Connecticut	1	1,142,550.38	0.23%	22	4.7935	3.951600
							Multi-Family	1	10,787,579.37	2.15%	22	4.6495	1.570300
Florida	1	1,434,265.64	0.29%	22	4.7935	3.951600
							Office	3	109,734,240.85	21.84%	22	4.6088	1.322528
Illinois	2	90,442,132.71	18.00%	5	4.4745	0.865452
							Retail	9	237,754,349.41	47.32%	17	4.4668	2.141571
Indiana	1	1,035,588.72	0.21%	22	4.7935	3.951600
							Self Storage	14	41,670,568.34	8.29%	22	4.8265	3.723915
Louisiana	4	9,879,355.80	1.97%	23	4.8000	0.532400
							Totals	38	502,467,336.92	100.00%	20	4.5792	1.909912
Maryland	1	12,715,123.36	2.53%	23	4.7000	1.394800

Massachusetts	1	1,653,051.45	0.33%	22	4.7935	3.951600

Michigan	1	8,771,551.70	1.75%	83	4.4150	1.697900

Minnesota	2	13,388,705.21	2.66%	22	4.6775	2.032933

Missouri	1	4,001,357.57	0.80%	22	4.7935	3.951600

New York	1	32,048,547.86	6.38%	23	4.6500	1.221600

Ohio	1	5,642,970.54	1.12%	21	4.8885	1.456800

Pennsylvania	2	43,239,904.95	8.61%	21	4.8885	1.456800

Rhode Island	1	3,403,342.18	0.68%	22	4.7935	3.951600

Texas	3	15,559,237.56	3.10%	23	4.8046	2.131745

Virginia	1	5,241,684.65	1.04%	23	5.0000	2.002300

Totals	38	502,467,336.92	100.00%	20	4.5792	1.909912

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	42,635,887.28	8.49%	20	4.6777	NAP	Defeased	4	42,635,887.28	8.49%	20	4.6777	NAP
	4.40000% or less	2	132,869,156.70	26.44%	9	4.2315	2.816539	12 months or less	16	416,962,292.94	82.98%	23	4.6017	2.060981
	4.40001% to 4.60000%	2	66,462,773.26	13.23%	30	4.5229	1.698594	13 to 24 months	1	42,869,156.70	8.53%	(15)	4.2620	0.926100
	4.60001% to 4.80000%	8	182,374,416.41	36.30%	22	4.6957	1.547873	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	5	78,125,103.27	15.55%	22	4.8925	1.659335	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	21	502,467,336.92	100.00%	20	4.5792	1.909912	Totals	21	502,467,336.92	100.00%	20	4.5792	1.909912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	42,635,887.28	8.49%	20	4.6777	NAP	Defeased	4	42,635,887.28	8.49%	20	4.6777	NAP
	60 months or less	16	451,059,897.94	89.77%	18	4.5730	1.960182	Interest Only	1	90,000,000.00	17.91%	21	4.2170	3.717000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	15	361,059,897.94	71.86%	18	4.6618	1.522266
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	20	493,695,785.22	98.25%	19	4.5821	1.913679	Totals	20	493,695,785.22	98.25%	19	4.5821	1.913679
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	42,635,887.28	8.49%	20	4.6777	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	1	8,771,551.70	1.75%	83	4.4150	1.697900
	12 Months or Less	13	385,252,128.11	76.67%	22	4.5981	2.096856	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 Months	1	8,771,551.70	1.75%	83	4.4150	1.697900	Totals	1	8,771,551.70	1.75%	83	4.4150	1.697900
	25 Months or Greater	3	65,807,769.83	13.10%	(2)	4.4263	1.160066
	Totals	21	502,467,336.92	100.00%	20	4.5792	1.909912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302041001	RT	Orange	CA	Actual/360	4.217%	316,275.00	0.00	0.00	N/A	04/01/24	--	90,000,000.00	90,000,000.00	07/01/22
2	302041002	OF	Sunnyvale	CA	Actual/360	4.539%	218,491.82	68,445.10	0.00	N/A	05/01/24	--	57,759,666.66	57,691,221.56	07/01/22
3	302041003	RT	Various	Various	Actual/360	4.888%	199,554.42	102,561.51	0.00	N/A	04/01/24	--	48,985,437.00	48,882,875.49	07/01/22
4	302041004	RT	Lincolnwood	IL	Actual/360	4.262%	153,104.19	238,546.72	0.00	N/A	04/01/21	--	43,107,703.42	42,869,156.70	01/01/21
6	302041006	OF	Chicago	IL	Actual/360	4.666%	185,263.57	73,034.53	0.00	N/A	06/01/24	--	47,646,010.54	47,572,976.01	07/01/22
8	302041008	SS	Various	Various	Actual/360	4.793%	137,268.04	72,440.97	0.00	05/01/24	05/01/34	--	34,363,543.22	34,291,102.25	07/01/22
9	302041009	MU	New York	NY	Actual/360	4.650%	124,405.38	56,067.50	0.00	06/01/24	01/01/26	--	32,104,615.36	32,048,547.86	07/01/22
11	302041011	RT	Westminster	CA	Actual/360	4.650%	99,272.42	55,418.62	0.00	N/A	04/01/24	--	25,618,689.97	25,563,271.35	07/01/22
13	302041013	OF	Seattle	WA	Actual/360	4.660%	86,602.78	47,618.66	0.00	N/A	02/05/24	--	22,301,146.15	22,253,527.49	07/05/22
14	302041014	OF	Needham	MA	Actual/360	4.580%	75,225.49	19,709,735.55	0.00	N/A	06/01/24	--	19,709,735.55	0.00	07/01/22
19	302041019	RT	Madison Heights	MI	Actual/360	4.415%	32,599.83	89,105.18	0.00	N/A	06/01/29	--	8,860,656.88	8,771,551.70	07/01/22
21	302041021	MU	Aberdeen Proving	MD	Actual/360	4.700%	49,906.88	27,058.97	0.00	N/A	06/05/24	--	12,742,182.33	12,715,123.36	07/05/22
22	302041022	RT	San Antonio	TX	Actual/360	4.808%	48,769.95	21,925.79	0.00	N/A	06/01/24	--	12,172,959.55	12,151,033.76	07/01/22
24	302041024	MF	Minneapolis	MN	Actual/360	4.649%	41,870.88	18,970.73	0.00	N/A	05/01/24	--	10,806,550.10	10,787,579.37	07/01/22
26	302041026	LO	New Orleans	LA	Actual/360	4.800%	39,600.37	20,736.15	0.00	N/A	06/01/24	--	9,900,091.95	9,879,355.80	07/01/22
27	302041027	RT	Crawsfordsville	IN	Actual/360	4.580%	34,627.87	19,585.81	0.00	N/A	06/05/24	03/05/24	9,072,803.47	9,053,217.66	07/05/22
28	302041028	RT	Torrance	CA	Actual/360	4.706%	37,385.45	16,590.39	0.00	N/A	05/01/24	--	9,533,050.80	9,516,460.41	07/01/22
29	302041029	OF	Seattle	WA	Actual/360	4.650%	28,908.83	15,951.57	0.00	N/A	04/05/24	--	7,460,342.37	7,444,390.80	07/05/22
30	302041030	SS	Various	CA	Actual/360	4.980%	30,687.48	15,106.32	0.00	N/A	06/05/24	--	7,394,572.41	7,379,466.09	07/05/22
33	302041033	LO	South Boston	VA	Actual/360	5.000%	21,907.40	16,090.95	0.00	N/A	06/01/24	--	5,257,775.60	5,241,684.65	07/01/22
35	302041035	OF	Modesto	CA	Actual/360	4.897%	18,279.49	9,308.82	0.00	05/01/24	04/01/32	--	4,479,352.10	4,470,043.28	07/01/22
36	302041036	LO	Escondido	CA	Actual/360	5.060%	16,414.05	7,908.20	0.00	N/A	02/05/24	--	3,892,659.53	3,884,751.33	07/05/22
Totals							1,996,421.59	20,702,208.04	0.00				523,169,544.96	502,467,336.92
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	35,834,350.00	8,751,837.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,595,358.75	2,933,298.97	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	3,095,840.09	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,323,667.00	0.00	--	--	06/13/22	38,101,550.32	2,359,930.06	256,029.45	6,121,230.72	0.00	0.00
6	2,803,635.02	1,147,630.73	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,679,382.60	10,017,118.84	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,695,480.91	666,186.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,586,294.98	755,876.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,615,344.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,738,401.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,456,950.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,499,755.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	581,639.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(29,861.19)	498,310.06	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,235,400.64	320,200.03	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,496,888.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,207,883.48	1,017,505.48	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	628,554.53	159,749.12	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	80,367,485.93	29,945,192.21				38,101,550.32	2,359,930.06	256,029.45	6,121,230.72	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	302041014	19,679,090.93	Payoff w/ yield maintenance	0.00	389,491.53
Totals		19,679,090.93		0.00	389,491.53
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	1	42,869,156.70	0	0.00	0	0.00	1	19,679,090.93	4.579166%	4.538290%	20
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	43,107,703.42	0	0.00	0	0.00	1	7,636,982.21	4.579215%	4.539322%	21
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	43,340,293.05	0	0.00	0	0.00	1	4,996,065.95	4.586366%	4.546103%	22
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	43,577,172.37	0	0.00	0	0.00	0	0.00	4.588090%	4.548006%	23
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	43,808,045.32	0	0.00	0	0.00	0	0.00	4.588087%	4.547927%	24
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	2	44,053,663.23	0	0.00	0	0.00	1	10,928,172.67	4.588108%	4.547872%	25
01/18/22	0	0.00	0	0.00	1	18,856,858.48	0	0.00	2	63,139,652.31	0	0.00	0	0.00	0	0.00	4.590021%	4.542217%	26
12/17/21	0	0.00	0	0.00	2	31,057,350.53	0	0.00	2	63,395,477.56	0	0.00	0	0.00	0	0.00	4.590017%	4.536715%	27
11/18/21	0	0.00	0	0.00	2	30,670,147.76	0	0.00	2	63,658,066.88	0	0.00	0	0.00	0	0.00	4.589859%	4.536675%	28
10/18/21	0	0.00	0	0.00	2	30,719,387.55	0	0.00	2	63,911,977.70	1	11,777,839.14	0	0.00	0	0.00	4.589864%	4.536611%	29
09/17/21	0	0.00	0	0.00	2	30,772,435.71	0	0.00	2	64,172,720.97	0	0.00	0	0.00	0	0.00	4.589877%	4.536554%	30
08/17/21	0	0.00	0	0.00	2	30,821,261.68	0	0.00	1	18,998,258.61	0	0.00	0	0.00	0	0.00	4.589881%	4.536490%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302041004	01/01/21	17	5	256,029.45	6,121,230.72	12,502.16	46,839,166.11	05/01/20	7			08/19/21
Totals					256,029.45	6,121,230.72	12,502.16	46,839,166.11

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		42,869,157	0	0		42,869,157
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		380,016,935	380,016,935	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		32,048,548	32,048,548	0		0
49 - 60 Months		0	0	0		0
> 60 Months		47,532,697	47,532,697	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-22	502,467,337	459,598,180	0	0	0	42,869,157
Jun-22	523,169,545	480,061,842	0	0	0	43,107,703
May-22	531,759,486	488,419,193	0	0	0	43,340,293
Apr-22	537,770,775	494,193,603	0	0	0	43,577,172
Mar-22	538,725,857	494,917,811	0	0	0	43,808,045
Feb-22	539,846,403	495,792,740	0	0	0	44,053,663
Jan-22	559,650,167	496,510,515	0	0	0	63,139,652
Dec-21	560,620,881	485,052,444	0	0	12,172,960	63,395,478
Nov-21	561,229,922	485,815,952	0	0	11,755,903	63,658,067
Oct-21	562,214,710	486,524,894	0	0	11,777,839	63,911,978
Sep-21	563,256,645	487,282,670	0	0	11,801,254	64,172,721
Aug-21	564,233,446	487,985,711	0	0	57,249,476	18,998,259
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302041004	42,869,156.70	46,839,166.11	15,200,000.00	05/05/22	2,901,674.00	0.92610	12/31/19	04/01/21	260
Totals		42,869,156.70	46,839,166.11	15,200,000.00		2,901,674.00

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302041004	RT	IL	05/01/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	302041004	0.00	4.26200%	0.00	4.26200%	10	09/14/20	05/01/20	10/13/20
11	302041011	26,853,934.79	4.65000%	26,853,934.79 4.65000%		10	06/01/20	06/01/20	07/13/20
22	302041022	0.00	4.80770%	0.00	4.80770%	8	10/05/21	08/01/21	--
Totals		26,853,934.79		26,853,934.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	302041015 02/17/22	18,856,858.48	13,300,000.00	14,763,904.39	3,808,089.09	14,763,904.39	10,955,815.30	7,901,043.18	0.00	0.00	7,901,043.18	39.50%
23	302041023 10/18/19	11,421,954.04	20,000,000.00	11,900,626.31	296,464.32	11,900,626.31	11,604,161.99	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		30,278,812.52	33,300,000.00	26,664,530.70	4,104,553.41	26,664,530.70	22,559,977.29	7,901,043.18	0.00	0.00	7,901,043.18

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	302041015	02/17/22	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18
23	302041023	10/18/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,980.77	0.00	0.00	135,165.24	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,980.77	0.00	0.00	135,165.24	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		144,146.01

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26